Assets held for sale and discontinued operations - Rigs held for sale (Details) $ in Millions	Jun. 30, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	$ 220
Tender-Assist Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	85
Gulfdrill rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	135
West Vencedor | Tender-Assist Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	23
T-15 | Tender-Assist Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	45
T-16 | Tender-Assist Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	17
West Tucana | Gulfdrill rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	42
West Castor | Gulfdrill rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	49
West Telesto | Gulfdrill rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rigs held for sale	$ 44